FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Feb. 28, 2023
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, amounts receivable, deposits, accounts payable, and due to related parties. As at February 28, 2023, the Company classifies its cash and cash equivalents and short-term investments as fair value through profit and loss and its amounts receivable, deposits, and accounts payable at amortized cost. The fair values of these financial instruments approximate their carrying values because of their current nature.

The Company classifies the fair value of these financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instrument:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Cash and cash equivalents and short-term investments are classified under Level 1.

Level 2 – Fair value measurements are those derived from inputs other than quoted prices that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (derived from prices). The Company does not have any financial instruments classified under Level 2.

Level 3 – Valuations in the level are those with inputs for the asset or liability that are not based on observable market data. Amounts receivable, deposits, and accounts payable are classified under Level 3.

The Company’s financial instruments are exposed to the following risks:

Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments which are potentially subject to credit risk for the Company consist primarily of cash and cash equivalents and short-term investments. The carrying amount of financial assets represents the maximum credit exposure. As at February 28, 2023, the Company has gross credit exposure relating to cash and cash equivalents and short-term investments of $40,622,180. The cash and cash equivalents and short-term investments are held at Canadian chartered and investment banks and the Company considers the credit risk to be minimal.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they come due. The Company’s ability to continue as a going concern is dependent on management’s ability to raise the required capital through future equity or debt issuances but there can be no assurance that such financing will be available on a timely basis under terms acceptable to the Company. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. As at February 28, 2023, the Company had a cash and cash equivalents balance of $11,985,766 to settle current liabilities of $1,738,766. Liquidity risk is assessed as low.

Foreign Exchange Risk

The Company is exposed to foreign currency risk on fluctuations related to cash and cash equivalents, short-term investments, reclamation deposits, and accounts payable and accrued liabilities that are denominated in a foreign currency. As at February 28, 2023, the Company had net assets (liabilities) of USD $11,498,621, AUD ($195,066), and British Pound (£10,000) which equates to total net assets of $15,453,082. A 10% fluctuation in the foreign exchange rates against the Canadian dollar would result in a foreign exchange gain/loss of approximately $1,545,000.

Interest Rate Risk

Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company has cash and cash equivalents balances and term deposits with interest based on the prime rate. The Company’s current policy is to invest excess cash in investment-grade short-term deposit certificates issued by its banking institution. The Company periodically monitors the investments it makes and is satisfied with the credit ratings of its banks.

Commodity Price Risk

The Company’s ability to raise capital to fund exploration or development activities is subject to risks associated with fluctuations in the market price of lithium and uranium. The Company closely monitors commodity prices to determine the appropriate course of actions to be taken.

During the years ended February 28, 2023 and 2022, there were no transfers between level 1, level 2 and level 3 classified assets and liabilities.